Financial Instruments - Estimated fair value and carrying value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial covenants	$ 385,000
Cash and cash equivalents	42,395	$ 42,519	$ 23,838	$ 31,770
Amounts due from affiliate	3,530	7,500
Advances (shareholder loans) to joint ventures	10,202	7,511
Current amounts due to owners and affiliates	(1,778)	(3,655)
Lampung facility	(360,998)	(386,072)
Revolving credit facility due to owners and affiliates		(24,942)
385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial covenants	385,000
$385 million facility	(385,000)				$ (385,000)
Recurring [Member] | Carrying amount | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	42,395	42,519
Restricted cash	17,510	19,401
Recurring [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	1,801	(12,870)
Recurring [Member] | Fair value | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	42,395	42,519
Restricted cash	17,510	19,401
Recurring [Member] | Fair value | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	1,801	(12,870)
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	3,530	7,500
Advances (shareholder loans) to joint ventures	10,202	7,511
Current amounts due to owners and affiliates	(1,778)	(3,655)
Revolving credit facility due to owners and affiliates	(24,545)	(24,942)
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member] | Lampung facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lampung facility	(63,667)	(76,374)
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member] | 385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	(297,331)	(309,698)
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	3,530	7,500
Advances (shareholder loans) to joint ventures	10,393	7,993
Current amounts due to owners and affiliates	(1,778)	(3,655)
Revolving credit facility due to owners and affiliates	(24,065)	(23,954)
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member] | Lampung facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lampung facility	(66,047)	(79,253)
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member] | 385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	$ (297,040)	$ (311,027)